Financial Risk Management - Summary of Marketable securities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial marketable securities	€ 0	€ 7,492
Current financial marketable securities	7,275	290,688
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	7,275	298,180
Financial assets at amortised cost, class [member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	7,275	298,180
Non-current financial marketable securities		7,492
Current financial marketable securities	7,275	290,688
Financial assets at amortised cost, class [member] | US Treasury bills [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	4,523	79,086
Financial assets at amortised cost, class [member] | US Government Bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		99,337
Financial assets at amortised cost, class [member] | Corporate bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	2,752	104,236
Financial assets at amortised cost, class [member] | Agency bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		15,521
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	7,266	295,843
Financial assets at fair value, class [member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	7,266	295,843
Non-current financial marketable securities		7,201
Current financial marketable securities	7,266	288,642
Financial assets at fair value, class [member] | US Treasury bills [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	4,519	79,043
Financial assets at fair value, class [member] | US Government Bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		98,075
Financial assets at fair value, class [member] | Corporate bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	€ 2,747	103,301
Financial assets at fair value, class [member] | Agency bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		€ 15,424